QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                  (888)826-2520
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 09/30/2006
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Portfolio

                           CSI EQUITY PORTFOLIO FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2006
                                   (unaudited)

 Number of                                                  Market
 Shares                   Description                       Value
---------         -----------------------------           -----------

           COMMON STOCKS:                        97.63%

           BANKING:                              14.82%


  22,200   Banco De Santander  ADR                       $350,538

   6,500   Bank America                                   348,205

   9,600   Danske Bank AS                                 379,200

   7,600   DBS Group Holdings ADR                         367,916

   3,500   HSBC Holdings ADR                              320,355

   2,400   National Australia Bank                        327,384

   5,800   Wachovia Corp.                                 323,640

   9,600   Wells Fargo & Co.                              347,328
                                                          -----------

                                                          2,764,566
                                                          -----------

           BEVERAGES:                             3.64%
   7,150   Anheuser Busch Cos.                               339,697
   5,200   Pepsico Inc.                                      339,352
                                                          -----------
                                                             679,049
                                                          -----------

           COMPUTER AND PERIPHERALS:              1.97%
  16,000   Cisco Systems, Inc.                               368,000
                                                          -----------

           COMPUTER SOFTWARE/SERVICES:            5.75%
   7,700   Infosys Technologies Limited-SP ADR               367,521
  13,700   Microsoft Corp.                                   374,421
   6,700   SAP ADR                                           331,650
                                                          -----------
                                                           1,073,592
                                                          -----------

           DRUG AND MEDICAL:                      7.37%
   6,800   Abbott Laboratories                               330,208
   4,500   Amgen, Inc.*                                      321,885
   5,500   Johnson & Johnson                                 357,170
  12,900   Pfizer Inc.                                       365,844
                                                          -----------
                                                           1,375,107
                                                          -----------

           ELECTRONICS/EQUIPMENT:                 7.01%
   7,200   Canon Inc. ADR                                    376,488
   4,050   Emerson Electric Co.                              339,633
   8,900   General Electric Corp.                            314,170
   6,000   Medtronic Inc.                                    278,640
                                                          -----------
                                                           1,308,931
                                                          -----------

           FINANCIAL:                             5.12%
   5,100   American International                            337,926
   7,000   1st Data Corp                                     294,000
   5,200   State Street Corp                                 324,480
                                                          -----------
                                                             956,406
                                                          -----------
           FOOD:                                  7.15%
   4,850   Diageo PLC ADR                                    344,544
   4,000   Nestle S.A. ADR                                   347,720
  10,000   Sysco Corp.                                       334,500
   6,675   William Wrigley Jr. Company                       307,450
                                                          -----------
                                                           1,334,214
                                                          -----------

           HOUSEHOLD:                             3.65%
   1,250   Kao Corporation ADR                               333,500
   5,600   Proctor & Gamble                                  347,088
                                                          -----------
                                                             680,588
                                                          -----------

           MANUFACTURING:                         5.13%
   7,300   Dupont EI                                         312,732
   3,900   3M Co.                                            290,238
   5,600   United Technologies                               354,760
                                                          -----------
                                                             957,730
                                                          -----------

           MATERIALS:                             1.68%
   8,300   BHP Billiton LTD ADR                              314,404
                                                          -----------


           MULTI-MEDIA:                           1.99%
  12,000   Walt Disney Co.                                   370,920
                                                          -----------

           OIL:                                   7.81%
   3,800   BASF AG - ADR                                     304,380
   3,400   BP PLC ADR                                        222,972
   4,900   Conocophillips                                    291,697
   5,300   Schlumberger Ltd.                                 328,759
   4,700   Total Fina ADR                                    309,918
                                                          -----------
                                                           1,457,726
                                                          -----------

           RETAIL:                               10.04%
  10,000   Avon Products                                     306,600
   8,300   Bed Bath & Beyond                                 317,558
   5,800   Costco Wholesale                                  288,144
   8,400   Home Depot Inc.                                   304,668
   3,800   Nike, Inc. Class B                                332,956
   6,600   Walmart                                           325,512
                                                          -----------
                                                           1,875,438
                                                          -----------

           TELECOMMUNICATIONS:                    3.63%
  10,800   China Telecom Ltd Adr                             381,780
   6,700   Hutchison Whampoa ADR                             295,805
                                                          -----------
                                                             677,585
                                                          -----------

           TRANSPORTATION:                        7.32%
   3,350   Fedex Corporation                                 364,078
   5,700   Harley-Davidson                                   357,675
   4,450   Johnson Controls Inc.                             319,243
   3,000   Toyota Motor ADR                                  326,700
                                                          -----------
                                                           1,367,696
                                                          -----------

           UTILITIES:                             3.52%
   8,300   EON AG ADR                                        329,261
   7,300   FPL Group                                         328,500
                                                          -----------
                                                             657,761
                                                          -----------


           Total Securities                      97.63%   $18,219,713
           Cash and Cash Equivalents              2.37%       442,612
                                                 -------  -----------
           Total Investments                     100.00%  $18,662,325
                                                 =======  ===========

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: September 22, 2006
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: September 22, 2006
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 22, 2006
      ------------------------------------